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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chia Yue Joo Lena
Title: Managing Director, Legal & Regulations
Phone: +65 6828 6968

Signature, Place, and Date of Signing:


       /s/ Chia Yue Joo Lena                Singapore          May 10 , 2010
-------------------------------------   ----------------   ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              13
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:  1,272,924
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                     Name
---   --------------------   ------------------------------------------
1           28-13091 (1)     Amberwood Investments (Mauritius) Pte Ltd
2           28-13096         Baytree Investments (Mauritius) Pte Ltd
3           28-13098 (1)     Cairnhill Investments (Mauritius) Pte Ltd
4           28-13100 (1)     Charlton Investments (Mauritius) Pte Ltd
5           28-13092 (1)     Crescent Investments (Mauritius) Pte Ltd
6           28-13094 (1)     Faber Investments (Mauritius) Pte Ltd
7           28-13103 (1)     Fullerton Management Pte Ltd
8           28-13105 (1)     Henderson Investments (Mauritius) Pte Ltd
9           28-13095         Seletar Investments Pte Ltd
10          28-13097 (1)     Springwood Investments (Mauritius) Pte Ltd
11          28-13356 (1)     Tannery Investments (Mauritius) Pte Ltd
12          28-13090         Temasek Capital (Private) Limited
13          28-13093 (1)     Tomlinson Investments (Mauritius) Pte Ltd

(1) Above companies are listed in this Form 13F pursuant to the requirements of Rule 13f-1(a)(1) under the Securities Exchange Act of 1934, as amended, but have ceased to exercise any investment discretion over Section 13(f) securities as of March 31, 2010.


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                           FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2    COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------- -------------- --------- -------- --------------------- ---------- -------- ------------------------
                            TITLE                                                                      VOTING AUTHORITY
                             OF                   VALUE    SHRS OR    SH/ PUT/ INVESTMENT   OTHER  ------------------------
    NAME OF ISSUER          CLASS       CUSIP   (X$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE      SHARED NONE
---------------------- -------------- --------- -------- ----------   --- ---- ---------- -------- ----------   ------ ----
AVAGO TECHNOLOGIES LTD       SHS      Y0486S104 343,486  16,706,536    SH        DEFINED    9,12   16,706,536
DRYSHIPS INC                 SHS      Y2109Q101   1,106     189,736    SH        DEFINED   2,9,12     189,736
FREEPORT-MCMORAN
   COPPER & GO               COM      35671D857  31,897     382,000    SH        DEFINED   2,9,12     382,000
GLOBAL CROSSING LTD        SHS NEW    G3921A175 717,374* 47,351,431**  SH        DEFINED           47,351,431**
ISHARES INC              MSCI BRAZIL  464286400  48,385     656,250    SH        DEFINED   2,9,12     656,250
ISHARES TR INDEX        S&P 500 INDEX 464287200  19,807     168,800    SH        DEFINED              168,800
MCDERMOTT INTL INC           COM      580037109   4,342     161,300    SH        DEFINED              161,300
MINDRAY MEDICAL
   INTL LTD               SPON ADR    602675100   8,189     224,777    SH        DEFINED   2,9,12     224,777
POWERSHARES QQQ TRUST    UNIT SER 1   73935A104   6,385     132,550    SH        DEFINED   2,9,12     132,550
SHANDA GAMES LTD       SP ADR REPTG A 81941U105  13,951   1,940,384    SH        DEFINED   2,9,12   1,940,384
SPDR S&P 500 ETF TR    UNIT SER 1 S&P 78462F103  41,708     356,261    SH        DEFINED   2,9,12     356,261
YAHOO INC                    COM      984332106  36,294   2,197,000    SH        DEFINED   2,9,12   2,197,000

* Includes US$272,700,000 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.

** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.


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